Cover	Nov. 02, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2021
Entity File Number	000-55738
Entity Registrant Name	MS YOUNG ADVENTURE ENTERPRISE, INC.
Entity Central Index Key	0001693687
Entity Tax Identification Number	81-4679061
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9169 W State St #3147
Entity Address, City or Town	Garden City
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83714
City Area Code	208
Local Phone Number	639 9860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	MSYN